Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income statement
Turnover	R 272,118	R 249,096	R 275,111
Materials, energy and consumables used	(138,032)	(129,141)	(137,957)
Selling and distribution costs	(9,468)	(9,579)	(10,394)
Maintenance expenditure	(14,863)	(15,524)	(15,446)
Employee-related expenditure	(36,787)	(35,298)	(35,465)
Depreciation and amortisation	(13,602)	(14,002)	(15,644)
Other expenses and income	(16,435)	(8,711)	(13,854)
Equity accounted profits/(losses), net of tax	79	1,623	1,758
Remeasurement items affecting operating profit	(17,320)	(19,645)	(75,414)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	25,690	18,819	(27,305)
Statement of Financial Position
Additions to non-current assets	20,872	25,413	30,159
Cost of raw materials	(110,572)	(102,915)	(114,889)
Mining
Income statement
Turnover	4	3,640	3,874
Gas
Income statement
Turnover	7,998	8,421	8,014
Fuels
Income statement
Turnover	122,075	96,026	116,256
Chemicals Africa
Income statement
Turnover	59,862	60,716	63,829
Chemicals America
Income statement
Turnover	40,290	38,246	41,424
Chemicals Eurasia
Income statement
Turnover	41,889	42,047	41,714
Operating segments | Mining
Income statement
Turnover	29,309	30,373	28,876
Materials, energy and consumables used	(9,770)	(9,965)	(9,401)
Maintenance expenditure	(4,498)	(4,602)	(4,214)
Employee-related expenditure	(6,941)	(6,854)	(6,851)
Depreciation and amortisation	(1,055)	(1,426)	(1,532)
Other expenses and income	(3,290)	(3,531)	(3,684)
Equity accounted profits/(losses), net of tax	1	1	(1)
Remeasurement items affecting operating profit	(42)	(42)	17
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,714	3,954	3,210
Statement of Financial Position
Additions to non-current assets	4,143	3,573	2,954
Cost of raw materials	(8,200)	(8,500)	(8,200)
Operating segments | Gas
Income statement
Turnover	12,300	13,133	12,158
Materials, energy and consumables used	(3,360)	(3,493)	(4,097)
Maintenance expenditure	(343)	(286)	(329)
Employee-related expenditure	(914)	(732)	(750)
Depreciation and amortisation	(1,353)	(1,179)	(665)
Other expenses and income	(1,186)	(88)	(1,031)
Equity accounted profits/(losses), net of tax	399	489	463
Remeasurement items affecting operating profit	(4,331)	(4,796)	954
Earnings/(loss) before interest and tax (EBIT/(LBIT))	1,212	3,048	6,703
Statement of Financial Position
Additions to non-current assets	1,832	3,481	6,492
Cost of raw materials	(3,400)	(3,500)	(4,100)
Operating segments | Fuels
Income statement
Turnover	125,274	98,419	118,864
Materials, energy and consumables used	(80,593)	(70,247)	(76,483)
Selling and distribution costs	(43)	(28)	(44)
Maintenance expenditure	(3,926)	(4,064)	(4,089)
Employee-related expenditure	(5,232)	(4,758)	(4,801)
Depreciation and amortisation	(702)	(1,015)	(1,115)
Other expenses and income	(6,579)	(2,300)	(5,314)
Equity accounted profits/(losses), net of tax	(436)	976	1,173
Remeasurement items affecting operating profit	(7,860)	(11,761)	(9,244)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	19,903	5,222	18,947
Statement of Financial Position
Additions to non-current assets	5,417	7,315	8,671
Cost of raw materials	(69,600)	(59,700)	(67,600)
Operating segments | Chemicals Africa
Income statement
Turnover	62,527	63,528	66,883
Materials, energy and consumables used	(33,818)	(32,798)	(30,038)
Selling and distribution costs	(4,671)	(4,322)	(4,771)
Maintenance expenditure	(3,699)	(3,751)	(3,492)
Employee-related expenditure	(6,524)	(5,969)	(5,721)
Depreciation and amortisation	(5,845)	(5,361)	(5,018)
Other expenses and income	(6,697)	(5,631)	(6,459)
Equity accounted profits/(losses), net of tax	224	218	143
Remeasurement items affecting operating profit	(4,836)	(905)	(5,237)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(3,339)	5,009	6,290
Statement of Financial Position
Additions to non-current assets	5,898	6,863	7,548
Cost of raw materials	(25,300)	(25,000)	(23,500)
Operating segments | Chemicals America
Income statement
Turnover	40,883	38,703	41,805
Materials, energy and consumables used	(20,700)	(19,278)	(21,899)
Selling and distribution costs	(3,269)	(3,679)	(3,936)
Maintenance expenditure	(1,992)	(2,586)	(2,792)
Employee-related expenditure	(3,849)	(4,648)	(4,843)
Depreciation and amortisation	(2,840)	(2,988)	(4,905)
Other expenses and income	(4,278)	(3,849)	(4,953)
Remeasurement items affecting operating profit	142	(9)	(59,686)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	4,097	1,666	(61,209)
Statement of Financial Position
Additions to non-current assets	1,906	2,332	1,762
Cost of raw materials	(16,800)	(15,700)	(18,600)
Operating segments | Chemicals Eurasia
Income statement
Turnover	42,324	42,571	42,201
Materials, energy and consumables used	(29,606)	(30,308)	(30,974)
Selling and distribution costs	(1,511)	(1,584)	(1,673)
Maintenance expenditure	(1,130)	(1,028)	(1,189)
Employee-related expenditure	(6,441)	(6,177)	(6,213)
Depreciation and amortisation	(1,334)	(1,555)	(1,930)
Other expenses and income	(367)	(946)	(345)
Remeasurement items affecting operating profit	(450)	(2,184)	(2,265)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	1,485	(1,211)	(2,388)
Statement of Financial Position
Additions to non-current assets	1,221	1,548	2,062
Cost of raw materials	(26,400)	(26,600)	(27,200)
Operating segments | Business support
Income statement
Materials, energy and consumables used	(158)	(168)	(182)
Maintenance expenditure	(535)	(576)	(710)
Employee-related expenditure	(7,060)	(6,389)	(6,564)
Depreciation and amortisation	(473)	(478)	(479)
Other expenses and income	6,896	8,751	9,050
Equity accounted profits/(losses), net of tax	(109)	(61)	(20)
Remeasurement items affecting operating profit	57	52	47
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(1,382)	1,131	1,142
Statement of Financial Position
Additions to non-current assets	455	301	670
Cost of raw materials	(100)	(100)	(100)
Intersegmental/Consolidation adjustments
Income statement
Turnover	(40,499)	(37,631)	(35,676)
Materials, energy and consumables used	39,973	37,116	35,117
Selling and distribution costs	26	34	30
Maintenance expenditure	1,260	1,369	1,369
Employee-related expenditure	174	229	278
Other expenses and income	(934)	(1,117)	(1,118)
Statement of Financial Position
Cost of raw materials	39,200	36,200	34,400
Intersegmental/Consolidation adjustments | Mining
Income statement
Turnover	(29,305)	(26,733)	(25,002)
Intersegmental/Consolidation adjustments | Gas
Income statement
Turnover	(4,302)	(4,712)	(4,144)
Intersegmental/Consolidation adjustments | Fuels
Income statement
Turnover	(3,199)	(2,393)	(2,608)
Intersegmental/Consolidation adjustments | Chemicals Africa
Income statement
Turnover	(2,665)	(2,812)	(3,054)
Intersegmental/Consolidation adjustments | Chemicals America
Income statement
Turnover	(593)	(457)	(381)
Intersegmental/Consolidation adjustments | Chemicals Eurasia
Income statement
Turnover	R (435)	R (524)	R (487)